PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
NOTE 6 - PROPERTY AND EQUIPMENT

The carrying value of property and equipment included the following changes for the years ended December 31, 2020, 2019 and 2018:

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at December 31, 2017	$418	$31	$89	$538
Additions	–	12	24	36
Disposals	–	–	–	–
Balance at December 31, 2018	418	$43	$113	$574
Additions	–	-	-	-
Disposals	–	–	–	–
Balance at December 31, 2019	418	$43	$113	$574
Additions	–	13	-	13
Disposals	–	–	–	–
Balance at December 31, 2020	$418	$56	$113	$587

Accumulated depreciation
Balance at December 31, 2017	418	31	89	$538
Depreciation for the year	–	2	1	3
Disposals	–	–	–	–
Balance at December 31, 2018	$418	$33	$90	$541
Depreciation for the year	–	4	5	9
Disposals	–	–	–	–
Balance at December 31, 2019	418	$37	$95	$550
Depreciation for the year	–	4	5	9
Disposals	–	–	–	–
Balance at December 31, 2020	$418	$41	$100	$559
Carrying amounts
At December 31, 2018	$-	$10	$23	$33
At December 31, 2019	$-	$6	$19	$25
At December 31, 2020	$-	$15	$13	$28

The depreciation expense of property and equipment amounts to $9,236, $8,684 and $3,041 for the years ended December 31, 2020, 2019 and 2018, respectively and is included in research and development in the statements of operations and comprehensive loss.